Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 12,128	$ 12,970
Accrued research and development expenses	56,485	48,531
Accrued selling and marketing expenses	3,220	3,337
Accrued administrative and other general expenses	8,560	8,699
Deferred government incentives	353	445
Deposits	1,401	1,778
Others	4,842	5,864
Total other payables, accruals and advance receipts	$ 86,989	$ 81,624